Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Summary of borrowings

	Annual Interest rate %	Maturity	December 31, 2024	December 31, 2023

Banco Citi México	Term SOFR(*)+0.60%	June 2025	1,666,432	—
Banco Nacional de México (i)	Term SOFR(*)+0.40%	August 2024	—	2,198,619
Banco Daycoval (ii)	15.66%	September 2024	—	803
Total borrowings			1,666,432	2,199,422
Current			1,666,432	2,199,422
Non-current			—	—

(*) Security Overnight Financing Rate (SOFR).
(i)In August 2024, according to the maturity date, the loan agreement was fully settled.
(ii)In September 2024, according to the maturity date, the loan agreement was fully settled.